Note 8 - Key Financial Highlights by Reportable Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2014		Dec. 31, 2013
Net sales	$ 4,920		$ 4,507		$ 12,782		$ 12,127
Gross profit	1,903		1,378		4,310		3,653
Operating (loss)/income	(1,445)		(1,478)		(4,764)		(5,150)
Interest expense, net	(114)		(58)		(303)		(142)
Depreciation and amortization	148		170		466		532
Stock-based compensation expense	213		171		562		499
Expenditures for fixed assets	30		7		47		53
Total assets	11,420		11,485		11,420		11,485
Adjustments [Member]
Total assets	(2,532)	[1]	(1,842)	[1]	(2,532)	[1]	(1,842)	[1]
Industrial [Member]
Net sales	1,065		921		2,600		2,114
Gross profit	455		382		941		883
Operating (loss)/income	122		198		77		258
Depreciation and amortization	1		2		5		9
Stock-based compensation expense	7		11		28		30
Total assets	2,291		1,591		2,291		1,591
Medical [Member]
Net sales	3,855		3,586		10,182		10,013
Gross profit	1,448		996		3,369		2,770
Operating (loss)/income	(1,567)		(1,676)		(4,841)		(5,408)
Interest expense, net	(114)		(58)		(303)		(142)
Depreciation and amortization	147		168		461		523
Stock-based compensation expense	206		160		534		469
Expenditures for fixed assets	30		7		47		53
Total assets	$ 11,661		$ 11,736		$ 11,661		$ 11,736

[1]	Adjustments